Offerings - Offering: 1	May 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, reserved for issuance pursuant to the 2021 Incentive Award Plan, as amended
Amount Registered | shares	13,336,582
Proposed Maximum Offering Price per Unit	3.34
Maximum Aggregate Offering Price	$ 44,544,183.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,151.55
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement to which this exhibit relates (the "Registration Statement") shall also cover any additional shares of common stock, par value $0.0001 per share ("Common Stock"), of Sana Biotechnology, Inc. (the "Registrant") that become issuable under the 2021 Incentive Award Plan, as amended (the "2021 Plan"), by reason of any stock dividend, stock split, recapitalization, or similar transaction effected without the Registrant's receipt of consideration that would increase the number of outstanding shares of Common Stock. The proposed maximum offering price per unit is estimated pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $3.34 per share, which is the average of the high and low sale prices of Common Stock as reported on The Nasdaq Global Select Market on May 4, 2026. The amount registered represents additional shares of Common Stock reserved for issuance under the 2021 Plan as a result of the automatic increase in shares reserved thereunder on January 1, 2026 pursuant to the terms thereof.